Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£)
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	52,373
Beginning balance	£ 38,502	£ 65,548
Issue of shares on exercise of options | shares	14
Issue of shares on exercise of options	£ (5)	(15)
Issue of shares | shares	16
Ending balance, Shares | shares	52,403
Ending balance	£ 27,382	56,035
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,095	2,087
Issue of shares on exercise of options	1	1
Issue of shares	1
Ending balance	2,097	2,088
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	141,108	141,050
Issue of shares on exercise of options	0
Issue of shares	8
Ending balance	£ 141,116	£ 141,050